Related Party Disclosures (Details) - Schedule of Compensation to Key Management Personnel - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Compensation of directors:
Compensation to key management personnel	$ 11,312	$ 11,153
Compensation of directors [Member]
Compensation of directors:
Compensation to key management personnel	1,169	1,235
Compensation of directors [Member] | Directors’ fees [Member]
Compensation of directors:
Compensation to key management personnel	734	560
Compensation of directors [Member] | Stock-based Compensation [Member]
Compensation of directors:
Compensation to key management personnel	435	675
Compensation of key management personnel [Member]
Compensation of directors:
Compensation to key management personnel	10,143	9,918
Compensation of key management personnel [Member] | Stock-based Compensation [Member]
Compensation of directors:
Compensation to key management personnel	2,511	2,026
Compensation of key management personnel [Member] | Salaries and benefits and consulting fees [Member]
Compensation of directors:
Compensation to key management personnel	$ 7,632	$ 7,892